CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Notes
SCHEDULE OF FAIR VALUE WARRANTS
Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

SUMMARY OF CONVERTIBLE DEBT

The following represents a summary of the Company’s convertible debt at December 31, 2023:

Convertible Note Payable

Amounts
Balance – December 31, 2021	$503,423
Proceeds	3,000,000
Debt discount and issue costs recorded	(865,000)
Conversion of debt into common shares	(3,750,003)
Amortization of debt discount	1,111,580
Balance – December 31, 2022	$-
No activity – December 31, 2023	-
Balance – December 31, 2023	$-

Accrued Interest Payable

Amounts
Balance – December 31, 2021	31,657
Interest Expense December 31, 2022	153,955
Interest conversion into common shares	(185,612)
Balance – December 31, 2022	$-
No activity – December 31, 2023	-
Balance – December 31, 2023	$-